Filed Pursuant to Rule 485(b)
Registration No.     2-71299
         811-3153

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No. ____	___
Post-Effective Amendment No. 196	X
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 202	X

RUSSELL INVESTMENT COMPANY
                                 (Exact Name of Registrant as Specified in Charter)

1301 Second Avenue, 18th Floor, Seattle, Washington                                  98101
                         (Address of Principal Executive Office)                                    (ZIP Code)

Registrant’s Telephone Number, including area code: 206/505-7877

Mary Beth Rhoden Albaneze, Associate General Counsel Russell Investment Company 1301 Second Avenue, 18th Floor Seattle, Washington 98101 206-505-4846	John V. O’Hanlon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, Massachusetts 02110 617-728-7100
(Name and Address of Agent for Service)

Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

( )	immediately upon filing pursuant to paragraph (b)
( X )	on March 1, 2014 pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(1)
( )	on __________________, pursuant to paragraph (a)(1)
( )	75 days after filing pursuant to paragraph (a)(2)
( )	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
( X )	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A, PART B and PART C

The Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 195 to Registration Nos. 2-71299 and 811-3153 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 196 to Registration Nos. 2-71299 and 811-3153.  This Post-Effective Amendment No. 196 is being filed to extend the effective date of previously filed Post-Effective Amendment No. 195.  The Registrant’s updated Prospectus, Statement of Additional Information and Other Information will be filed pursuant to 485(b) on or before March 1, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933.  The Registrant has duly caused this Post-Effective Amendment No. 196 to its Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Seattle, and State of Washington, on this 31st day of January, 2014.

    RUSSELL INVESTMENT COMPANY
Registrant

By:                     *
        Sandra Cavanaugh, President

/s/ Jessica Gates
* By Jessica Gates
Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on January 31, 2014.

Signatures	Signatures
* Sandra Cavanaugh, Trustee, President and Chief Executive Officer	* Mark E. Swanson, Treasurer, in his capacity as Chief Accounting Officer
* Thaddas L. Alston, Trustee	* Kristianne Blake, Trustee
* Cheryl Burgermeister, Trustee	* Daniel P. Connealy, Trustee
* Katherine W. Krysty, Trustee	* Raymond P. Tennison, Jr., Trustee
* Jack R. Thompson, Trustee

/s/ Jessica Gates * By Jessica Gates Attorney-in-fact

*	Executed pursuant to powers of attorney filed with Post-Effective Amendment No. 195 to Registration Statement Nos. 2-71299 and 811-153 and herewith.